INCOME TAX AND DEFERRED TAX ASSETS (Details 2)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of the statutory income tax rate and the Company's effective income tax
PRC statutory income tax rate	25.00%	25.00%
HongKong
Reconciliation of the statutory income tax rate and the Company's effective income tax
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
Valuation allowance recognized with respect to the loss in the Hong Kong Company	(16.50%)	(16.50%)	(16.50%)
China
Reconciliation of the statutory income tax rate and the Company's effective income tax
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs in the PRC companies	(17.33%)	0.00%	0.00%
Effect of valuation and deferred tax adjustments	2.89%	(24.90%)	(25.00%)
Effective rate	10.56%	0.10%	0.00%